Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Dividends [Abstract]
Dividends
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued[1]
Common - Annual Variable Dividends:
December 2019	January 2020	$2.25	$1,316.9
December 2018	February 2019	2.5140	1,467.9
December 2017	February 2018	1.1247	655.1
December 2016	February 2017	0.6808	395.4

Common - Quarterly Dividends:
December 2019	January 2020	0.10	58.5
August 2019	October 2019	0.10	58.5
May 2019	July 2019	0.10	58.4
February 2019	April 2019	0.10	58.4

Preferred Dividends:
August 2019	September 2019	26.875	13.4
February 2019	March 2019	26.875	13.4
August 2018	September 2018	27.024	13.5
[1] The accrual is based on an estimate of shares outstanding as of the record date and is recorded as a component of accounts payable, accrued expenses, and other liabilities on the consolidated balance sheets.